Financial Income / Expenses	3 Months Ended
Sep. 30, 2023
Financial Income / Expenses [Abstract]
Financial income / expenses

Note 16. Financial income / expenses

	For the three months period ended
	September 30, 2023	September 30, 2022
Financial Costs
Interest expense	(93,317)	-
Total Financial Costs	$(93,317)	$-
Other financial results
Exchange rate difference	(920,898)	(3,084)
Investment results	110,262	-
Interest income (Shareholders’ loan)	346,513
Net fair value gain of warrant liabilities	497,728	-
Lease Liability Interest	(6,102)	-
Inflation adjustment	536,178	-
Other	(8,743)	(27)
Total Other financial results	554,938	(3,111)
Total net financial income / (expenses)	$461,621	$(3,111)